Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of provision for employee benefits

	As of	As of
	December 31,	December 31,
Classes of benefits and expenses by employee	2022	2021
	ThUS$	ThUS$
Current
Profit sharing and bonuses	2,270	1,383
Performance bonus and operational	33,106	25,392
Total	35,376	26,775
Non-current
Profit sharing and bonuses	8,973	—
Severance indemnity payments	34,899	27,099
Total	43,872	27,099

Schedule of post employment benefit obligations

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation Changes in the benefit obligation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	9,550	9,864	9,586
Current cost of service	—	—	—
Interest cost	255	240	280
Actuarial gains loss	(1,357)	(135)	506
Settlement	(7,739)
Benefits paid	(430)	(419)	(508)
Total benefit obligation (A)	279	9,550	9,864

	As of	As of	As of
Reconciliation	December 31,	December 31,	December 31,
Changes in plan assets	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the start of the year	13,497	12,888	8,754
Real return (loss) in the plan assets	(346)	1,028	4,642
Benefits paid	(430)	(419)	(508)
Settlement	(7,739)	—	—
Fair value of plan assets at the end of the year	4,982	13,497	12,888
Non-current-assets	4,703	3,947	3,025
Elements not yet recognized as components of the cost of periodic net pensions:
Net actuarial loss at the beginning of the year	1,039	192	(3,634)
Amortization during the year	—	—	326
Settlement	(1,627)	—	—
Gain	647	847	3,500
Adjustment to recognize the minimum pension obligation	59	1,039	192

	For the	For the	For the
	year ended	year ended	year ended
Cost of service or benefits received during the year	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Financial cost	255	240	280
Real loss in plan assets	(363)	(316)	(637)
Settlement	(1,627)	—	—
Amortization of prior year losses	—	—	326
Net periodic pension expenses	(1,735)	(76)	(31)

Schedule of staff severance indemnities

As of December 31, 2022, and 2021, severance indemnities calculated at the actuarial value are as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
Staff severance indemnities	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Opening balance	(27,099)	(32,199)	(27,814)
Current cost of service	(4,204)	(4,978)	(3,804)
Interest cost	(1,928)	(1,303)	(1,486)
Actuarial gain loss	(5,305)	3,999	(2,826)
Exchange rate difference	551	4,971	(1,513)
Benefits paid during the year	3,086	2,411	5,244
Total	(34,899)	(27,099)	(32,199)

Schedule of employee Actuarial assumption rate

The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

	As of	As of	As of
	December 31,	December 31,	December 31,
Actuarial assumptions	2022	2021	2020	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	5.12%	5.67%	3.65%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

Schedule of sensitivity analysis of assumptions

As of December 31, 2022, 2021 and 2020, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2022	points	points
	ThUS$	ThUS$
Discount rate	(2,090)	2,352
Employee turnover rate	(274)	307

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2021	points	points
	ThUS$	ThUS$
Discount rate	(1,614)	1,817
Employee turnover rate	(212)	237

	Effect + 100 basis	Effect - 100 basis
Sensitivity analysis as of December 31, 2020	points	points
	ThUS$	ThUS$
Discount rate	(1,985)	2,234
Employee turnover rate	(261)	291